Commitments and Contingencies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Loss Contingencies [Line Items]
Rental expenses	¥ 39,400,000	$ 5,700	¥ 41,100,000	¥ 39,800,000
Uncertain tax positions	21,723,000		¥ 18,368,000		$ 3,129
Claims about infringement of copyright and unauthorized selling on the Group's website and mobile applications for literature work [Member]
Loss Contingencies [Line Items]
Related claim for damage	235,800,000
Maximum actual income the Group generated from such literature work	¥ 1,500